STOCK OPTIONS (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	56.00%	59.10%	58.80%	71.90%
Expected term (years)	3 years 4 months 24 days	3 years 7 months 6 days	3 years 8 months 12 days	2 years 9 months 18 days
Risk-free interest rate	0.50%	0.50%	0.60%	0.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%